Loans and advances to customers - Gross carrying amount of financial assets at FV through OCI and at amortized cost (Details) - MXN ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Financial assets
Financial assets	$ 1,773,414	$ 1,407,320
Loans and advances - Customers
Financial assets
Financial assets	698,276	728,335
POCI financial assets	0
Loans and advances - Customers | Gross carrying amount
Financial assets
Financial assets	723,827	750,305
Financial assets at fair value through other comprehensive income category | Loans and advances - Customers
Financial assets
Financial assets		2,875
Financial assets at fair value through other comprehensive income category | Loans and advances - Customers | Gross carrying amount
Financial assets
Financial assets		2,880
Financial assets at fair value through other comprehensive income category | Loans and advances - Customers | Subtotal of Stage 1 and 2 | Gross carrying amount
Financial assets
Financial assets		2,880
Financial assets at fair value through other comprehensive income category | Loans and advances - Customers | Stage 1 | Gross carrying amount
Financial assets
Financial assets		2,880
Financial assets at fair value through other comprehensive income category | Commercial, financial and industrial loans | Gross carrying amount
Financial assets
Financial assets		2,880
Financial assets at fair value through other comprehensive income category | Commercial, financial and industrial loans | Subtotal of Stage 1 and 2 | Gross carrying amount
Financial assets
Financial assets		2,880
Financial assets at fair value through other comprehensive income category | Commercial, financial and industrial loans | Stage 1 | Gross carrying amount
Financial assets
Financial assets		2,880
Financial assets at amortized cost category | Loans and advances - Customers
Financial assets
Financial assets	687,432	699,671
Financial assets at amortized cost category | Loans and advances - Customers | Gross carrying amount
Financial assets
Financial assets	712,983	721,636
Financial assets at amortized cost category | Loans and advances - Customers | Subtotal of Stage 1 and 2 | Gross carrying amount
Financial assets
Financial assets	691,074	703,684
Financial assets at amortized cost category | Loans and advances - Customers | Stage 1 | Gross carrying amount
Financial assets
Financial assets	620,543	676,508
Financial assets at amortized cost category | Loans and advances - Customers | Stage 2 | Gross carrying amount
Financial assets
Financial assets	70,531	27,176
Financial assets at amortized cost category | Loans and advances - Customers | Stage 3 | Gross carrying amount
Financial assets
Financial assets	21,909	17,952
Financial assets at amortized cost category | Commercial, financial and industrial loans | Gross carrying amount
Financial assets
Financial assets	346,075	376,878
Financial assets at amortized cost category | Commercial, financial and industrial loans | Subtotal of Stage 1 and 2 | Gross carrying amount
Financial assets
Financial assets	339,545	371,063
Financial assets at amortized cost category | Commercial, financial and industrial loans | Stage 1 | Gross carrying amount
Financial assets
Financial assets	291,980	358,665
Financial assets at amortized cost category | Commercial, financial and industrial loans | Stage 2 | Gross carrying amount
Financial assets
Financial assets	47,565	12,398
Financial assets at amortized cost category | Commercial, financial and industrial loans | Stage 3 | Gross carrying amount
Financial assets
Financial assets	6,530	5,815
Financial assets at amortized cost category | Public sector loans | Gross carrying amount
Financial assets
Financial assets	73,016	70,450
Financial assets at amortized cost category | Public sector loans | Subtotal of Stage 1 and 2 | Gross carrying amount
Financial assets
Financial assets	73,016	70,450
Financial assets at amortized cost category | Public sector loans | Stage 1 | Gross carrying amount
Financial assets
Financial assets	73,016	70,450
Financial assets at amortized cost category | Mortgage loans | Gross carrying amount
Financial assets
Financial assets	177,665	156,209
Financial assets at amortized cost category | Mortgage loans | Subtotal of Stage 1 and 2 | Gross carrying amount
Financial assets
Financial assets	167,818	147,810
Financial assets at amortized cost category | Mortgage loans | Stage 1 | Gross carrying amount
Financial assets
Financial assets	157,054	140,072
Financial assets at amortized cost category | Mortgage loans | Stage 2 | Gross carrying amount
Financial assets
Financial assets	10,764	7,738
Financial assets at amortized cost category | Mortgage loans | Stage 3 | Gross carrying amount
Financial assets
Financial assets	9,847	8,399
Financial assets at amortized cost category | Loans to customers | Gross carrying amount
Financial assets
Financial assets	116,227	118,099
Financial assets at amortized cost category | Loans to customers | Subtotal of Stage 1 and 2 | Gross carrying amount
Financial assets
Financial assets	110,695	114,361
Financial assets at amortized cost category | Loans to customers | Stage 1 | Gross carrying amount
Financial assets
Financial assets	98,493	107,321
Financial assets at amortized cost category | Loans to customers | Stage 2 | Gross carrying amount
Financial assets
Financial assets	12,202	7,040
Financial assets at amortized cost category | Loans to customers | Stage 3 | Gross carrying amount
Financial assets
Financial assets	5,532	3,738
Financial assets at amortized cost category | Installment loans to individuals - Revolving consumer credit cards loans | Gross carrying amount
Financial assets
Financial assets	53,809	59,477
Financial assets at amortized cost category | Installment loans to individuals - Revolving consumer credit cards loans | Subtotal of Stage 1 and 2 | Gross carrying amount
Financial assets
Financial assets	51,266	57,760
Financial assets at amortized cost category | Installment loans to individuals - Revolving consumer credit cards loans | Stage 1 | Gross carrying amount
Financial assets
Financial assets	44,309	54,292
Financial assets at amortized cost category | Installment loans to individuals - Revolving consumer credit cards loans | Stage 2 | Gross carrying amount
Financial assets
Financial assets	6,957	3,468
Financial assets at amortized cost category | Installment loans to individuals - Revolving consumer credit cards loans | Stage 3 | Gross carrying amount
Financial assets
Financial assets	2,543	1,717
Financial assets at amortized cost category | Installment loans to individuals - Non-revolving consumer loans | Gross carrying amount
Financial assets
Financial assets	62,418	58,622
Financial assets at amortized cost category | Installment loans to individuals - Non-revolving consumer loans | Subtotal of Stage 1 and 2 | Gross carrying amount
Financial assets
Financial assets	59,429	56,601
Financial assets at amortized cost category | Installment loans to individuals - Non-revolving consumer loans | Stage 1 | Gross carrying amount
Financial assets
Financial assets	54,184	53,029
Financial assets at amortized cost category | Installment loans to individuals - Non-revolving consumer loans | Stage 2 | Gross carrying amount
Financial assets
Financial assets	5,245	3,572
Financial assets at amortized cost category | Installment loans to individuals - Non-revolving consumer loans | Stage 3 | Gross carrying amount
Financial assets
Financial assets	$ 2,989	$ 2,021